Summary of Significant Accounting Policies - Narrative (Details)		3 Months Ended	12 Months Ended
	Jul. 28, 2021 USD ($) $ / shares shares	Sep. 30, 2023 shares	Dec. 31, 2023 USD ($) vote segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Aug. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Overstatement of deferred contract acquisition costs			$ (15,562,000)	$ (14,383,000)	$ (10,365,000)		$ (6,263,000)
Understatement of accumulated deficit			411,569,000	352,534,000	247,829,000
Sale of stock, consideration received on transaction	$ 386,600,000
Payments of stock issuance costs			0	204,000	5,302,000
Payments of other stock issuance costs	$ 5,700,000
Stock split conversion ratio	0.5
Foreign currency transaction gain (loss)			1,400,000	2,500,000	200,000
Accounts receivable, allowance for credit loss			$ 515,000	487,000
Guarantee obligations, term			six
Contract term with merchant			1 year
Capitalized contract cost, amortization period			4 years
Capitalized contract cost, impairment loss			$ 0	0	0
Chargeback expense			(25,000,000)	(20,300,000)	(14,300,000)
Advertising expense			4,900,000	6,000,000	5,200,000
Total share-based compensation expense			$ 62,410,000	67,467,000	$ 33,358,000
Number of operating segments | segment			1
Number of reportable segments | segment			1
Operating lease right-of-use assets			$ 29,742,000	35,158,000
Present value of operating lease liabilities			$ 31,309,000
Series E-1 Convertible Preferred Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Issuance of convertible preferred stock (in shares) | shares		962,940			962,940
Common Class A
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Votes per common share | vote			1
Authorized amounts under repurchase program						$ 75,000,000
Common Class B
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Votes per common share | vote			10
Software Development
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized software costs			$ 3,500,000	5,000,000
Amortization of intangible assets			1,500,000	700,000	$ 400,000
Cloud Computing Arrangement Implementation Costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Capitalized software costs			700,000	200,000
Amortization of intangible assets			$ 200,000	$ 200,000	$ 200,000
Software and Software Development Costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property and equipment, useful life			4 years
IPO
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	19,925,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 21.00
Payments of stock issuance costs	$ 26,200,000
Stock issued, conversion of convertible securities (in shares) | shares	32,291,470
Over-Allotment Option
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares	2,625,000
Restricted Stock Units (RSUs) | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period			4 years
Restricted Stock Units (RSUs) | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period			5 years
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche Two
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Award vesting period			6 months